Derivative Warrant Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	May 07, 2024
Derivative Warrant Liability [Line Items]
Warrant liability (in Dollars)	$ 16,388
Series A Warrants [Member]
Derivative Warrant Liability [Line Items]
Warrants issued	23,611
Exchange Warrants [Member]
Derivative Warrant Liability [Line Items]
Warrants issued	2,617
Initial Public Offering [Member]
Derivative Warrant Liability [Line Items]
Warrants issued		307
Exercise price per share (in Dollars per share)		$ 6,525